Fair Value Measurements (Schedule of Equity Method Investments) (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Schedule of Equity Method Investments [Line Items]
Revenue		$ 628	$ 843	$ 1,018
Net investment income	[1]	1,834	1,824	1,620
Net income		476	91	196
Total assets		24,739	22,997
Total liabilities		22,817	21,087
Non-controlling interests		19	12
Alexander Forbes Group Holdings Limited
Schedule of Equity Method Investments [Line Items]
Net investment income		$ 1,500	$ 1,900	$ 1,500

[1]	(a) Net investment income in 2017, 2016 and 2015 includes approximately $1.5 billion, $1.9 billion and $1.5 billion, respectively, related to Alexander Forbes, substantially all of which is credited to policy holders.